STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

12.STOCK-BASED COMPENSATION

2017 Stock Incentive Plan— Stock Options

The Black-Scholes option-pricing model has been used previously to estimate the fair value of stock options. However, there were no options granted during the three months ended March 31, 2022 and 2021.

The following table summarizes the activity for all stock options outstanding at March 31 under the 2017 Plan:

	2022		2021
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of year	380,909	$10.03	489,718	$10.03
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled and forfeited	(42,037)	9.19	(57,149)	17.88
Balance at March 31	338,872	$8.49	432,569	$8.99
Options exercisable at March 31:	332,674	$8.44	408,306	$8.75
Weighted average grant date fair value for options granted and expected to be vested during the period:		$—		$—

The following table summarizes additional information about stock options outstanding and exercisable at March 31, 2022 and 2021 under the 2017 Plan:

	Options Outstanding				Options Exercisable
Weighted
		Average	Weighted			Weighted
		Remaining	Average	Aggregate		Average	Aggregate
	Options	Contractual	Exercise	Intrinsic	Options	Exercise	Intrinsic
As of March 31,	Outstanding	Life	Price	Value	Exercisable	Price	Value
2022	338,872	5.76	8.49	—	332,674	8.44	—
2021	432,569	6.72	8.99	839,700	408,306	8.75	269,514

Total stock compensation expense recognized from stock-based compensation awards classified as stock options were recognized in the condensed consolidated statements of operations for the three ended March 31, 2022 and 2021 as follows:

	Three Months Ended
	March 31,
	2022	2021
Research and development	$49,000	$19,000
General and administrative	8,000	102,000
Total	$57,000	$121,000

On August 20, 2020, the board of directors canceled and terminated 15,792 stock options, granted during the quarter ended June 30, 2020 to four non-employees. Thereafter, on August 20, 2020, the board of directors granted 21,112 stock options to the same individuals with a grant date fair value of $12.81 per share. There were 3,959 stock option grants that were considered vested on the grant date. The effects of the stock option modifications resulted in $20,900 of stock compensation expense allocable to general and administrative for the three months ended March 31, 2021. Included in that amount were $9,600 of incremental compensation costs resulting from the modifications for the three months ended March 31, 2021.

As of March 31, 2022, total unrecognized stock compensation expense is $61,815 related to unvested stock options to be recognized over the remaining weighted-average vesting period of 0.79 years.

2017 Stock Incentive Plan—Restricted Stock Units

The 2017 Plan permits the Company to grant equity awards for up to 1,708,615 shares of the Company’s common stock awards, including incentive stock options; non-statutory stock options; and conditional share awards to employees, directors, and consultants of the Company. All granted shares that are canceled, forfeited, or expired are returned to the 2017 Plan and are available for grant in conjunction with the issuance of new common stock awards. Restricted stock units (“RSUs”) vest over a specified amount of time or when certain performance metrics are achieved by the Company.

In the three months ended March 31, 2022 and 2021, the fair value of the shares of common stock underlying restricted stock units was determined by the closing stock price listed on the Nasdaq Capital Market on the grant date.

The following table summarizes the activity for all RSUs outstanding at March 31 under the 2017 Plan:

	2022		2021
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSUs at beginning of year, as restated	510,851	$12.48	946,245	$12.81
Granted	—	—	6,019	9.00
Vested	(2,947)	8.71	—	—
Cancelled and forfeited	(334,271)	12.81	—	—
Nonvested RSUs at March 31,	173,633	$11.91	952,264	$12.79

Subsequent to the issuance of the December 31, 2021 consolidated financial statements, the Company identified an error related to the calculation of the number of vested shares of restricted stock units related to the Company’s 2017 Equity Incentive Plan. The Company used an incorrect number of vested shares of restricted stock units for the year ended December 31, 2021. Accordingly, the Company restated the number of vested shares of restricted stock units for the year ended December 31, 2021 from 37,802 shares to 393,909 shares, and the resulting total non-vested restricted stock units at December 31, 2021 from 866,958 shares to 510,851 shares. Additionally, the weighted average grant date fair value of vested shares for the year ended December 31, 2021 was restated from $6.51 per share to $11.21 per share, and the weighted average grant date fair value for total nonvested restricted stock units as of December 31, 2021 was restated from $12.16 per share to $12.48 per share. This change did not have any impact on our earnings per share calculations, nor did it have any impact on any previous disclosures related to potentially dilutive securities excluded from the computations of diluted weighted-average shares of common stock outstanding. The Company has evaluated the materiality of this error and concluded that it is not material to the December 31, 2021 consolidated financial statements. Further, the Company will also prospectively restate the previously reported financial information for the related error in future and annual filings for the year ending December 31, 2022.

Total stock compensation expense recognized from stock-based compensation awards classified as restricted stock units were recognized in the condensed consolidated statements of operations for the three months ended March 31, 2022 and 2021, as follows:

	Three Months Ended
	March 31,
	2022	2021
Research and development	$12,000	$267,700
General and administrative	(7,100)	556,600
Total	$4,900	$824,300

On August 20, 2020, the board of directors canceled and terminated 709,334 RSUs, granted during the quarter ended June 30, 2020. The cancelled RSUs were originally granted to five individuals with a grant date fair value of $12.87 per share. Thereafter, on August 20, 2020, the board of directors granted 946,245 RSUs to the same individuals with a grant date fair value of $12.81 per share. None of the RSU grants were considered vested on the grant date. The RSU grants were modified for three employees and two non-employees. The effects of the RSU modifications did not result in any stock compensation expense during the three months ended March 31, 2022. The effects of the RSU modifications resulted in $267,700 and $556,600 of stock compensation expense allocable to research and development and general and administrative, respectively, during the three months ended March 31,

2021. Included in those amounts were incremental compensation costs of $20,400 and $44,700 of stock compensation expense allocable to research and development and general and administrative, respectively, during the three months ended March 31, 2021.

2021 Stock Incentive Plan—Restricted Stock Units

The 2021 Plan permits the Company to grant equity awards for up to 217,292 shares of the Company’s common stock awards, including incentive stock options; non-statutory stock options; and conditional share awards to employees, directors, and consultants of the Company. All granted shares that are canceled, forfeited, or expired are returned to the 2021 Plan and are available for grant in conjunction with the issuance of new common stock awards. RSUs vest over a specified amount of time or when certain performance metrics are achieved by the Company.

In the three months ended March 31, 2022, the fair value of the shares of common stock underlying restricted stock units was determined by the closing stock price listed on the Nasdaq Capital Market on the grant date.

The following table summarizes the activity for all RSUs outstanding at March 31, 2022 under the 2021 Plan:

	2022
		Weighted Average
		Grant Date
		Fair Value
	Shares	Per Share
Nonvested RSUs at beginning of year	62,049	$5.52
Granted	—	—
Vested	—	—
Cancelled and forfeited	(2,090)	4.22
Nonvested RSUs at March 31,	59,959	$5.57

Total stock compensation expense recognized from stock-based compensation awards classified as restricted stock units were recognized in the condensed consolidated statements of operations for the three months ended March 31, 2022, as follows:

Three Months Ended
March 31,
2022
Research and development	$8,300
General and administrative	9,900
Total	$18,200

11.STOCK-BASED COMPENSATION

2017 Stock Incentive Plan— Stock Options

The Black-Scholes option-pricing model was used to estimate the fair value of stock options with the following weighted-average assumptions for the years ended:

	December 31,	December 31,
	2021	2020
Risk-free interest rate	1.09%	0.15% - 2.92%
Expected volatility	83.34%	72.29% - 82.52%
Expected life (years)	6.22	4.93 - 6.07
Expected dividend yield	0%	0%

In the year ended December 31, 2021, the fair value of the shares of common stock underlying the stock options was determined by the closing stock price listed on the Nasdaq Capital Market on the grant date.

Prior to the Company’s IPO, the fair value of the shares of common stock underlying the stock options had historically been determined by the Board, with input from management. Because there was no public market for the Company’s shares of common stock prior to October 15, 2020, the Board determined the fair value of the shares of common stock at the time of grant of the stock option by considering a number of objective and subjective factors, including important developments in the Company’s operations, third-party valuations performed, sales of Series A-1 Preferred Stock, sales of Series B Preferred Stock, actual operating results and financial performance, the conditions in the biotechnology industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s shares of common stock, among other factors.

The following table summarizes the activity for all stock options outstanding at December 31 under the 2017 Plan:

	2021		2020
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of year	489,718	$10.03	598,083	$11.04
Granted	147,038	8.47	86,536	17.95
Exercised	(18,891)	6.64	—	—
Cancelled and forfeited	(236,956)	11.68	(194,901)	15.06
Balance at December 31	380,909	$8.57	489,718	$10.03
Options exercisable at December 31:	372,533	$8.49	441,430	$9.50
Weighted average grant date fair value for options granted and expected to be vested during the year:		$8.47		$17.43

The intrinsic value of the options exercised during the year ended December 31, 2021 was $33,000. There were no options exercised during the year ended December 31, 2020.

The following table summarizes additional information about stock options outstanding and exercisable at December 31, 2021 and 2020, under the 2017 Plan:

	Options Outstanding				Options Exercisable
Weighted
		Average	Weighted			Weighted
		Remaining	Average	Aggregate		Average	Aggregate
	Options	Contractual	Exercise	Intrinsic	Options	Exercise	Intrinsic
As of December 31,	Outstanding	Life	Price	Value	Exercisable	Price	Value
2021	380,909	5.45	8.57	—	372,533	8.49	—
2020	489,718	6.37	10.03	554,900	441,430	9.50	—

Total stock compensation expense recognized from stock-based compensation awards classified as stock options were recognized in the consolidated statements of operations for the years ended December 31, 2021 and 2020, as follows:

	Year Ended
	December 31,
	2021	2020
Research and development	$176,600	$1,008,000
General and administrative	274,600	332,000
Total	$451,200	$1,340,000

On August 20, 2020, the Board canceled and terminated 15,792 stock options, granted during the quarter ended June 30, 2020, to four non-employees. Thereafter, on August 20, 2020, the Board granted 21,112 stock options to the same individuals with a grant date fair value of $12.81 per share. There were 3,959 stock option grants that were considered vested on the grant date. The effects of the stock option modifications resulted in $34,900 and $65,900 of stock compensation expense allocable to general and administrative for the years ended December 31, 2021, and 2020, respectively. Included in that amount were $16,000 and $34,800 of incremental compensation costs resulting from the modifications for the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, total unrecognized stock compensation expense is $79,909, related to unvested stock options to be recognized over the remaining weighted-average vesting period of 1.01 years.

2017 Stock Incentive Plan—Restricted Stock Units

In January 2017, the Board approved the adoption of the 2017 Plan. The 2017 Plan permitted the Company to grant up to 1,708,615 shares of the Company’s common stock awards, including incentive stock options; non-statutory stock options; and conditional share awards to employees, directors, and consultants of the Company. All granted shares that are canceled, forfeited, or expired are returned to the 2017 Plan and are available for grant in conjunction with the issuance of new common stock awards. RSUs vest over a specified amount of time or when certain performance metrics are achieved by the Company.

In the year ended December 31, 2021, the fair value of the shares of common stock underlying RSUs was determined by the closing stock price listed on the Nasdaq Capital Market on the grant date.

Prior to the Company’s IPO, the fair value of the shares of common stock underlying the stock options had historically been determined by the Board, with input from management. As there was no public market for Company’s shares of common stock prior to October 15, 2020, the Board determined the fair value of the shares of common stock at the time of grant of the RSUs by considering a number of objective and subjective factors, including important developments in the Company’s operations, third-party valuations performed, sales of Series A-1 Preferred Stock, sales of Series B Preferred Stock, actual operating results and financial performance, the conditions in the biotechnology industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s shares of common stock, among other factors.

The following table summarizes the activity for all RSUs outstanding under the 2017 Plan at:

	2021		2020
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSUs at beginning of year	946,245	$12.81	—	$—
Granted	166,660	7.98	1,655,579	12.84
Vested	(37,802)	6.51	—	—
Cancelled and forfeited	(208,145)	12.79	(709,334)	12.87
Nonvested RSUs at December 31,	866,958	$12.16	946,245	$12.81

Total stock compensation expense recognized from stock-based compensation awards classified as RSUs were recognized in the consolidated statements of operations for the years ended December 31, 2021 and 2020, as follows:

	Year Ended
	December 31,
	2021	2020
Research and development	$2,070,600	$748,400
General and administrative	1,053,900	1,725,300
Total	$3,124,500	$2,473,700

On August 20, 2020, the Board canceled and terminated 709,334 RSUs, granted during the quarter ended June 30, 2020. The cancelled RSUs were originally granted to five individuals with a grant date fair value of $12.87 per share. Thereafter, on August 20, 2020, the Board granted 946,245 RSUs to the same individuals with a grant date fair value of $12.81 per share. None of the RSU grants were considered vested on the grant date. The RSU grants were modified for three employees and two non-employees.

The effects of the RSU modifications resulted in $598,900 and $1,286,800 of stock compensation expense allocable to research and development and general and administrative, respectively, during year ended December 31, 2021. Included in those amounts were incremental compensation costs of $52,500 and $115,200 of stock compensation expense allocable to research and development and general and administrative, respectively, year ended December 31, 2021.

The effects of the RSU modifications resulted in $748,400 and $1,725,300 of stock compensation expense allocable to research and development and general and administrative, respectively, during the year ended December 31, 2020. Included in those amounts were incremental compensation costs of $166,900 and $402,700 of stock compensation expense allocable to research and development and general and administrative, respectively, during the year ended December 31, 2020.

2021 Stock Incentive Plan—Restricted Stock Units

In June 2021, the Company’s board of directors approved the adoption of the 2021 Plan. The 2021 Plan permits the Company to grant up to 217,292 shares of the Company’s common stock awards, including incentive stock options; non-statutory stock options; and conditional share awards to employees, directors, and consultants of the Company. All granted shares that are canceled, forfeited, or expired are returned to the 2021 Plan and are available for grant in conjunction with the issuance of new common stock awards. RSUs vest over a specified amount of time or when certain performance metrics are achieved by the Company.

In year ended December 31, 2021, the fair value of the shares of common stock underlying RSUs was determined by the closing stock price listed on the Nasdaq Capital Market on the grant date.

The following table summarizes the activity for all RSUs outstanding at December 31, 2021 under the 2021 Plan:

	2021
		Weighted Average
		Grant Date
		Fair Value
	Shares	Per Share
Nonvested RSUs at beginning of year	—	$—
Granted	102,613	5.20
Vested	(37,900)	4.75
Cancelled and forfeited	(2,664)	4.22
Nonvested RSUs at December 31,	62,049	$5.52

Total stock compensation expense recognized from stock-based compensation awards classified as RSUs were recognized in the consolidated statements of operations for year ended December 31, 2021, as follows:

Year Ended
December 31,
2021
Research and development	34,300
General and administrative	152,900
Total	$187,200